SHARE BASED COMPENSATION - Fair value of options (Details) - Stock options - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Minimum
Fair value of options
Risk-free interest rate	0.34%	0.36%
Expected volatility range	100.20%	86.30%
Fair market value per ordinary share as at grant dates	$ 0.29	$ 2.8
Maximum
Fair value of options
Risk-free interest rate		0.85%
Expected volatility range		87.50%
Fair market value per ordinary share as at grant dates		$ 5.6